UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York – 121.7%
Corporate – 3.3%
New York City Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24(a)	$1,500	$1,642,650
Transportation Infrastructure Properties, LLC, Senior Series A, 5.00%, 7/01/28	820	862,123
New York Liberty Development Corp., RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	4,500	5,230,305
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC),
4.70%, 2/01/24	3,340	3,553,092
Suffolk County Industrial Development Agency, RB, AMT, Keyspan, Port Jefferson, Series A,
5.25%, 6/01/27	4,355	4,368,936

		15,657,106

County/City/Special District/School District – 24.8%
City of New York, New York, GO:
Series A-1, 5.00%, 8/01/35	2,350	2,635,642
Sub-Series A-1, 4.00%, 10/01/34	870	898,388
Sub-Series A-1, 5.00%, 10/01/34	1,630	1,855,885
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,720,714
City of New York, New York, GO, Refunding:
Series J, 5.00%, 8/01/25(b)	4,545	5,442,365
Series I, 5.00%, 8/01/32	490	560,408
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A,
5.25%, 5/01/31	1,000	1,133,370
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,350	2,457,019
(AGC), 5.00%, 2/15/47	7,370	7,729,066
(AGM), 5.00%, 2/15/47	7,530	7,896,862
(NPFGC), 4.50%, 2/15/47	14,505	14,780,305
(NPFGC), 5.00%, 2/15/47	1,500	1,568,310
(NPFGC), 5.00%, 2/15/47	305	319,860
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project (AGC), 4.97%, 3/01/39(c)	1,380	389,436
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	915,592
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,568,775
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	8,140	8,243,459
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,500	9,698,835
Yankee Stadium (NPFGC), 5.00%, 3/01/36	2,200	2,264,262
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	4,955	5,223,065
5.00%, 11/15/30	2,100	2,248,386
5.00%, 11/15/35	1,150	1,230,121
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	1,912,242
4 World Trade Center Project, 5.75%, 11/15/51	2,080	2,411,698
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	2,780	2,979,882
Sales Tax Asset Receivable Corp., Refunding RB, Series A, (AMBAC):
5.25%, 10/15/27	2,500	2,644,225
5.00%, 10/15/32	17,175	18,072,565
Syracuse Industrial Development Agency, Carousel Center Project, Series A (Syncora),
5.00%, 1/01/36	3,100	3,139,401

		116,940,138

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education – 19.6%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM),
4.63%, 10/01/40	$4,975	$5,264,694
County of Onondaga, New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,299,620
5.00%, 12/01/36	1,100	1,237,621
Dutchess County Local Development Corp., RB, Vassar College, Series A,
5.00%, 1/01/49	2,000	2,153,300
Madison County Capital Resource Corp., Refunding RB, Colgate University Project, Series A,
4.50%, 7/01/39	300	323,973
Madison County Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC),
5.00%, 7/01/30	4,000	4,180,920
New York City Industrial Development Agency, Refunding RB, Nightingale-Bamford School (AMBAC),
5.25%, 1/15/17	1,200	1,204,512
New York City Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History (NPFGC), 5.00%, 7/01/36	6,300	6,523,902
Carnegie Hall, 4.75%, 12/01/39	3,150	3,401,842
Carnegie Hall, 5.00%, 12/01/39	1,850	2,025,843
Wildlife Conservation Society, 5.00%, 8/01/42	1,590	1,783,805
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	2,030,066
Fordham University, Series A, 5.00%, 7/01/28	175	198,475
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,564,008
General Purpose, Series A, 4.50%, 3/15/35	2,000	2,139,460
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	1,080,920
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,481,610
New York University, Series B, 5.00%, 7/01/34	400	451,080
New York University, Series B, 5.00%, 7/01/42	3,000	3,342,540
New York University, Series C, 5.00%, 7/01/38	2,000	2,216,780
Siena College, 5.13%, 7/01/39	1,345	1,454,591
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	830,925
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,635,120
The New School (AGM), 5.50%, 7/01/43	3,265	3,660,555
New York State Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,120,650
Mount Sinai School of Medicine at New York University (NPFGC), 5.00%, 7/01/35	5,100	5,432,163
New York University, Series A, 5.00%, 7/01/37	4,180	4,740,705
Rochester Institute of Technology, 4.00%, 7/01/31	3,300	3,378,276
Rochester Institute of Technology, 4.00%, 7/01/33	1,605	1,609,815
Rochester Institute of Technology, 5.00%, 7/01/38	500	556,270
Rochester Institute of Technology, 5.00%, 7/01/42	750	831,945
Rockefeller University, Series B, 4.00%, 7/01/38	3,085	3,167,771
Saint John’s University, Series A, 5.00%, 7/01/27	370	424,645
Saint John’s University, Series A, 5.00%, 7/01/28	500	570,445
Third General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,152,640

2	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
Orange County Funding Corp., Refunding RB, Mount State Mary College, Series A:
5.00%, 7/01/37	$715	$770,112
5.00%, 7/01/42	445	475,798
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	352,851
5.38%, 9/01/41	125	139,385
Tompkins County Development Corp., RB, Ithaca College Project, (AGM):
5.50%, 7/01/33	500	567,510
5.25%, 7/01/36	700	776,034
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A,
5.00%, 7/01/37	500	564,055
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	4,050	4,384,368
Westchester County Industrial Development Agency, RB, Purchase College Foundation Housing, Series A (AMBAC),
5.75%, 12/01/31	7,000	7,053,830

		92,555,430

Health – 9.5%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC),
5.50%, 4/01/34	500	552,920
Monroe County Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series A, 5.00%, 12/01/37	1,180	1,283,203
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	3,925	4,411,464
New York City Health & Hospital Corp., Refunding RB, Health System, Series A,
5.00%, 2/15/30	1,800	1,991,772
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,518,043
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	5,500	5,926,305
Montefiore Hospital (NPFGC), 5.00%, 8/01/33	1,000	1,049,130
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/14(d)	3,895	4,114,133
New York University Hospitals Center, Series A, 5.75%, 7/01/31	2,680	3,109,979
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,800	2,080,098
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,825	2,036,025
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	1,250	1,281,700
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	1,500	1,543,740
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	480	526,248
New York State Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,000	1,066,390
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	2,000	2,202,920
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/34	7,375	8,314,796
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,000	1,059,470

		45,068,336

Housing – 7.3%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project,
5.38%, 10/01/41	1,000	1,115,110
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	779,753

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
New York City Housing Development Corp., RB, AMT (concluded):
Series A-1-A, 5.45%, 11/01/46	$1,335	$1,378,708
Series C, 5.00%, 11/01/26	1,250	1,293,350
Series C, 5.05%, 11/01/36	2,000	2,104,520
Series H-1, 4.70%, 11/01/40	1,000	1,018,340
Series H-2-A, 5.20%, 11/01/35	835	868,567
Series H-2-A, 5.35%, 5/01/41	600	632,454
New York City Housing Development Corp., Refunding RB, Series L-2-A,
4.00%, 5/01/44	4,000	3,882,320
New York State Housing Finance Agency, RB:
Affordable Housing, Series E (SONYMA), 3.40%, 11/01/37	4,755	4,477,165
Affordable Housing, Series E (SONYMA), 3.50%, 11/01/42	4,225	3,977,753
St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,023,640
New York State Mortgage Agency, RB:
49th Series, 4.00%, 10/01/43	4,000	3,965,080
Series 145, AMT, 5.13%, 10/01/37	785	811,611
New York State Mortgage Agency, Refunding RB, AMT:
Series 133, 4.95%, 10/01/21	685	707,050
Series 143, 4.90%, 10/01/37	743	763,494
Series 143 (NPFGC), 4.85%, 10/01/27	2,000	2,087,360
Series 97, 5.50%, 4/01/31	425	425,506
Series 143, 4.85%, 10/01/27	1,085	1,123,745
Yonkers Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA),
5.25%, 4/01/37	2,000	2,091,880

		34,527,406

State – 12.7%
New York City Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,564,088
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,599,040
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,471,000
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,446,250
Series S-1, 4.00%, 7/15/42	1,000	1,009,880
Series S-2 (AGM), 5.00%, 1/15/37	3,750	4,078,275
Series S-2 (NPFGC), 4.25%, 1/15/34	4,830	4,947,127
New York City Transitional Finance Authority, RB, Future Tax Secured (NPFGC):
Series C, 5.00%, 2/01/14(d)	1,830	1,887,883
Series C, 5.00%, 2/01/33	8,170	8,380,051
Series E, 5.25%, 2/01/22	45	45,183
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series A (NPFGC),
5.00%, 11/15/26	245	245,892
New York State Dormitory Authority, ERB, Series C,
5.00%, 12/15/31	2,320	2,580,350
New York State Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/42	1,500	1,658,130
General Purpose, Series E, 5.00%, 2/15/31	2,645	3,014,930
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	279,760
Mental Health Facilities, Series B, 5.25%, 2/15/14(d)	1,550	1,603,181
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	4,947,120
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,691,300
New York State Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	450	486,779

4	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	$5,000	$5,408,650
Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,006,940
New York State Urban Development Corp., RB, State Personal Income Tax:
Series A, 3.50%, 3/15/28	1,660	1,714,880
State Facilities & Equipment, Series A-1 (NPFGC), 5.00%, 3/15/14(d)	2,000	2,074,720

		60,141,409

Tobacco – 3.9%
Tobacco Settlement Financing Corp. New York, RB, Series A-1, (AMBAC):
5.25%, 6/01/20	5,000	5,020,200
5.25%, 6/01/21	13,275	13,328,498

		18,348,698

Transportation – 30.7%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	6,015	7,444,645
Series A, 5.00%, 11/15/27	1,000	1,141,360
Series A, 5.00%, 11/15/30	2,500	2,790,625
Series C, 5.00%, 11/15/42(b)	3,125	3,358,250
Series C, 4.00%, 11/15/43(b)	1,520	1,472,789
Series D, 5.25%, 11/15/41	2,250	2,477,160
Series H, 5.00%, 11/15/25	1,000	1,164,930
Series H, 4.00%, 11/15/34	2,295	2,255,985
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	2,500	2,755,950
Series F, 5.00%, 11/15/30	3,160	3,563,153
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated:
5.00%, 12/15/41	6,000	6,626,640
5.25%, 12/15/43	11,500	12,911,050
New York State Thruway Authority, RB, Second General Highway and Bridge Trust Fund:
Series A (AMBAC), 5.00%, 4/01/26	8,700	9,657,435
Series B, 5.00%, 4/01/27	1,000	1,127,900
New York State Thruway Authority, General, Refunding, Series I:
4.13%, 1/01/42	1,750	1,770,160
5.00%, 1/01/42	1,970	2,141,705
New York State Thruway Authority, Refunding RB:
5.00%, 1/01/24	1,000	1,185,240
5.00%, 1/01/37	3,315	3,639,572
Series A, 5.00%, 4/01/32	1,000	1,138,340
Series F (AMBAC), 5.00%, 1/01/30	5,000	5,273,550
Series G (AGM), 4.75%, 1/01/29	1,250	1,333,287
Series G (AGM), 4.75%, 1/01/30	1,030	1,094,035
Series G (AGM), 5.00%, 1/01/32	3,450	3,690,120
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC),
4.00%, 10/01/19	1,600	1,749,376
Port Authority of New York & New Jersey, RB:
Consolidated, 37th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,620,350
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,786,175
Special Project, JFK International Air Terminal 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	20,192,877
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 6.25%, 12/01/15	7,830	8,459,767
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	4,000	4,005,800

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 177th Series, AMT:
3.50%, 7/15/35	$1,600	$1,433,200
4.00%, 1/15/43	750	723,450
Triborough Bridge & Tunnel Authority, RB(d):
Sub-Series A (NPFGC), 5.25%, 11/15/13	6,000	6,136,800
Subordinate (AMBAC), 5.00%, 11/15/13	1,965	2,007,562
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/36	1,000	1,135,370
General, Series B, 5.00%, 11/15/31	430	496,130
General, Series B, 4.00%, 11/15/32	500	526,560
Series C, 5.00%, 11/15/38	1,385	1,536,380
Series E (NPFGC), 5.25%, 11/15/23	3,650	3,664,855
Series E (NPFGC), 5.00%, 11/15/32	3,645	3,656,555
Sub-Series A, 5.00%, 11/15/29	875	1,009,164
Sub-Series A, 5.00%, 11/15/28	2,500	2,878,725

		145,032,977

Utilities – 9.9%
Long Island Power Authority, RB, Series A:
General (AGM), 5.00%, 5/01/36	2,375	2,576,661
(AMBAC), 5.00%, 9/01/29	3,000	3,127,680
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,779,180
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,766,700
Series A (AGC), 5.75%, 4/01/39	1,000	1,168,990
New York City Municipal Water Finance Authority, RB, Series B,
5.00%, 6/15/36	3,500	3,826,200
New York City Municipal Water Finance Authority, Refunding RB:
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,131,760
2nd Generation Resolution, Series FF, 5.00%, 6/15/31	1,500	1,685,235
Series A (AGM), 4.25%, 6/15/39	1,700	1,757,324
Series DD, 5.00%, 6/15/32	5,750	6,498,478
Series DD (AGM), 4.50%, 6/15/39	2,500	2,566,825
Series FF, 4.00%, 6/15/45	1,975	1,957,344
Series FF, 5.00%, 6/15/45	2,100	2,287,866
New York State Environmental Facilities Corp., RB, Long Island Water Corp. Project, Series A, AMT (NPFGC),
4.90%, 10/01/34	6,000	6,073,020
New York State Environmental Facilities Corp., Refunding RB, New York City Municipal Water Project, Revolving Funds, Series B,
5.00%, 6/15/36	3,200	3,654,112
New York State Power Authority, Refunding RB, Series A,
5.00%, 11/15/38	2,580	2,901,287

		46,758,662

Total Municipal Bonds in New York		575,030,162

Guam – 1.3%
Transportation – 1.0%
Guam International Airport Authority, Refunding RB, General, Series C, AMT, (NPFGC):
5.25%, 10/01/21	3,700	3,712,913
5.25%, 10/01/22	1,050	1,053,664

		4,766,577

6	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam (concluded)
Utility – 0.3%
Guam Power Authority, RB, Series A (AGM),
5.00%, 10/01/37	$1,175	$1,237,522

Total Municipal Bonds in Guam		6,004,099

Puerto Rico – 10.0%
Housing – 0.5%
Puerto Rico HFA, Refunding RB, Capital Fund Modernization, AMT,
5.13%, 12/01/27	2,500	2,645,425

State – 6.2%
Commonwealth of Puerto Rico, GO, Refunding (NPFGC):
Public Improvement, Series A, 5.50%, 7/01/20	1,970	2,087,077
Sub-Series C-7, 6.00%, 7/01/27	1,400	1,469,776
Sub-Series C-7, 6.00%, 7/01/28	4,000	4,186,520
Puerto Rico Infrastructure Financing Authority, RB, CAB Series A(c):
(AMBAC), 6.39%, 7/01/37	2,200	484,154
(AMBAC), 6.26%, 7/01/34	9,300	2,534,808
(NPFGC), 6.11%, 7/01/31	10,280	3,461,790
(NPFGC), 6.20%, 7/01/33	5,500	1,612,270
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/28	2,500	2,605,175
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.63%, 8/01/30	1,000	1,029,150
5.75%, 8/01/37	3,000	3,233,250
(AGM), 5.00%, 8/01/40	1,905	1,970,304
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.57%, 8/01/41(c)	11,000	2,339,920
CAB, Series A (NPFGC), 5.61%, 8/01/43(c)	2,500	471,175
Senior, Series C, 5.25%, 8/01/40	1,530	1,638,905

		29,124,274

Transportation – 2.8%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM),
6.25%, 7/01/21	5,025	5,945,178
Puerto Rico Highway & Transportation Authority, Refunding RB (AGM):
Series AA, 4.95%, 7/01/26	3,000	3,225,900
Series CC, 5.50%, 7/01/29	1,795	1,968,523
Series CC, 5.50%, 7/01/31	1,855	2,006,015

		13,145,616

Utilities – 0.5%
Puerto Rico Electric Power Authority, RB:
Series NN, 5.13%, 7/01/13(d)	940	943,788
Series RR (NPFGC), 5.00%, 7/01/24	1,000	1,010,790
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC),
5.25%, 7/01/30	500	506,180

		2,460,758

Total Municipal Bonds in Puerto Rico		47,376,073

Total Municipal Bonds – 133.0%		628,410,334

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(e)
New York – 31.7%
County/City/Special District/School District – 12.0%
City of New York, New York, GO:
5.00%, 5/15/23	6,800	7,090,768
Sub-Series C-3 (AGC), 5.75%, 8/15/28(f)	10,000	12,102,200
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	5,999	6,920,223
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC),
5.00%, 11/15/35	18,000	19,254,060
New York Liberty Development Corporation, Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,149,680

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(e)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corporation, Refunding RB (concluded):
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	$2,010	$2,065,456
7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,905,948
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC),
5.00%, 10/15/32	4,003	4,212,192

		56,700,527

Education – 5.8%
New York State Dormitory Authority, ERB,
5.75%, 3/15/36	5,000	5,953,650
New York State Dormitory Authority, LRB,
5.00%, 7/01/35	4,448	4,977,260
New York State Dormitory Authority, RB, New York University, Series A:
5.00%, 7/01/38	5,498	6,094,578
(AMBAC), 5.00%, 7/01/37	2,999	3,273,506
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A,
5.25%, 7/01/29	5,000	5,644,900
New York State Dormitory Authority, Refunding LRB, State University Dormitory Facilities, Series A,
5.00%, 7/01/42	1,480	1,651,428

		27,595,322

Housing – 0.7%
New York State Mortgage Agency, Refunding RB, 48th Series, AMT,
3.70%, 10/01/38	3,200	3,131,264

State – 1.7%
New York State Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (AGM),
5.40%, 2/15/33	5,458	6,090,110
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub Series D-1,
5.00%, 11/01/38	1,650	1,836,664

		7,926,774

Transportation – 8.2%
Metropolitan Transportation Authority, RB, Series A (NPFGC),
5.00%, 11/15/31	7,002	7,745,703
New York State Thruway Authority, Refunding RB:
5.00%, 1/01/37	8,500	9,309,455
Series G (AGM), 5.00%, 1/01/32	12,000	12,835,200
Port Authority of New York & New Jersey, RB,
5.00%, 10/15/25	8,005	9,232,473

		39,122,831

Utilities – 3.3%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	4,004	4,696,818
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	7,151	8,062,528
Series FF-2, 5.50%, 6/15/40	2,399	2,802,679

		15,562,025

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts in New York		150,038,743

Puerto Rico – 1.8%
State – 1.8%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.00%, 8/01/40	8,000	8,432,480

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 33.5%		158,471,223

Total Long-Term Investments (Cost – $745,449,017) – 166.5%		786,881,557

Short-Term Securities	Shares
BIF New York Municipal Money Fund,
0.00%(g)(h)	12,556,174	12,556,174

Total Short-Term Securities (Cost – $12,556,174) – 2.7%		12,556,174

8	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $758,005,191*) – 169.2%	$799,437,731
Liabilities in Excess of Other Assets – (1.0%)	(4,199,911)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (16.7%)	(79,026,350)
VRDP Shares, at Liquidation Value – (51.5%)	(243,600,000)

Net Assets Applicable to Common Shares – 100.0%	$472,611,470

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$679,799,012

Gross unrealized appreciation	$47,141,051
Gross unrealized depreciation	(6,489,152)

Net unrealized appreciation	$40,651,899

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$5,442,365	$(73,675)
JPMorgan Chase & Co.	$4,831,039	$377

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February, 15, 2017, is $5,295,486.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
BIF New York Municipal Money Fund	9,529,494	3,026,680	12,556,174	$409

(h)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013	9

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	Fannie Mae	Federal National Mortgage Association
	AGM	Assured Guaranty Municipal Corp.	FHA	Federal Housing Administration
	AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
	AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Authority
	BARB	Building Aid Revenue Bonds	LRB	Lease Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
	BOCES	Board of Cooperative Educational Services	PILOT	Payment in Lieu of Taxes
	CAB	Capital Appreciation Bonds	RB	Revenue Bonds
	ERB	Education Revenue Bonds	SONYMA	State of New York Mortgage Agency
			Syncora	Syncora Guarantee

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(58)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$7,494,688	$60,282

10	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$786,881,557	–	$786,881,557
Short-Term Securities	$12,556,174	–	–	12,556,174

Total	$12,556,174	$786,881,557	–	$799,437,731

[1] See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$60,282	–	–	$60,282

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013	11

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$97,000	–	–	$97,000
Liabilities:
TOB trust certificates	–	$(78,986,820)	–	(78,986,820)
VRDP shares	–	(243,600,000)	–	(243,600,000)

Total	$97,000	$(322,586,820)	–	$(322,489,820)

There were no transfers between levels during the period ended May 31, 2013.

12	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 25, 2013